NOTES PAYABLE	8 Months Ended	9 Months Ended
	Oct. 31, 2017	Jul. 31, 2018
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE (PREDECESSOR)

Notes payable, by Taylor Brothers Holdings (Predecessor) at October 31, 2016, consists of a working capital loan, in the amount of $156,026, secured by predecessor’s assets and personally guaranteed by our directors. The loan originated on July 18, 2016, bears interest at the rate of 5.5% and had a maturity date of March 5, 2018. The balance, including accrued interest, was due in a single payment on March 5, 2018. Interest, only, was paid during the year ended October 31, 2016. The loan is presently in default and is being restructured.

Note payable, by Taylor Brothers Holdings, (Predecessor) at October 31, 2016 in the amount of $29,479, consists of a vehicle loan, originated on January 30, 2015 with 59 equal monthly payments of $813, bearing interest at the rate of 4.34%, and collateralized by the vehicle and personally guaranteed by our directors. $9,752 is due in monthly payments and is a current liability with the remainder of $19, 727 being disclosed as long term debt. Principal was reduced by $8,252 during the year ended October 31, 2016 and $2,839 during the four months ended February 28, 2017.

NOTE 5 – NOTES PAYABLE

On June 13, 2018 the Company borrowed $100,000 from a non-related investor. The note is repayable over sixty months with payments of $1,434 at an interest cost of 12%. The note is collateralized by 200,000 units of the Company’s common stock and will be returned to the Company when the note is paid in full. Each unit consists of one common share purchased at a cost of $0.50 per share and one warrant to purchase one common share at a cost of $2.00 per common share. The warrants do not vest and are not exercisable within twenty-four months, from the date of issuance of the common shares. On July 31, 2018 the note had been reduced by $435.

On November 14, 2017 the Company opened a line of credit with a bank in the amount of $40,000 bearing interest at the bank prime rate plus 8.5%. On July 31, 2018 there was $33,707 outstanding.